Schedule of Revenue and Joint Interest Billing on Properties with Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Properties Operated by Chaparral
Related Party Transaction [Line Items]
Revenue from jointly owned properties	$ (4,084)	$ (2,834)	$ (1,553)
Joint interest billings	9,785	4,056	1,765
Properties Operated by Chesapeake
Related Party Transaction [Line Items]
Revenue from jointly owned properties	3,625	5,028	6,395
Joint interest billings	$ (4,896)	$ (1,764)	$ (5,111)